Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Equipment
Equipment

Equipment consists of office equipment, software, furniture and fittings. Changes in equipment balances for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
Opening balance as at January 1, 2018 (Predecessor)	84	(55)	29
Additions	9	—	9
Depreciation	—	(3)	(3)
Closing balance as at July 1, 2018 (Predecessor)	93	(58)	35
Fresh Start adjustments	(64)	58	(6)

Opening balance as at July 2, 2018 (Successor)	29	—	29
Additions	5	—	5
Depreciation	—	(5)	(5)
Closing balance as at December 31, 2018 (Successor)	34	(5)	29
Additions	4	—	4
Depreciation	—	(10)	(10)
Closing balance as at December 31, 2019 (Successor)	38	(15)	23

On emergence from Chapter 11, the carrying value of our equipment was adjusted to fair value and the accumulated depreciation of each asset was reset to nil. The loss of $6 million was recognized in the Consolidated Statement of Operations under the heading "Reorganization items".